WARRANT LIBILITY (Tables)	6 Months Ended
Jun. 30, 2014
WARRANT LIBILITY
Summary of the warrants activity
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of December 31, 2013	10,500,000	$3.02	3.7
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Outstanding as of June 30, 2014	10,500,000	$3.02	3.2